Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Equity Transactions

Conversion of 10% Convertible Promissory Notes

During the nine months ended September 30, 2018, the Company issued 8,497,238 shares of Common Stock upon the conversion of 10% Convertible Promissory Notes in the amount of $902,500 plus accrued interest of $32,197 at the conversion price of $0.11 per share per the terms of the 10% Convertible Promissory Notes agreement.

Warrant Exercise

During the nine months ended September 30, 2018, the Company issued 402,939 shares of restricted Common Stock upon the exercise of 402,939 Class N Warrants, Series A Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Cashless Warrant Exercise

During the nine months ended September 30, 2018, the Company issued 6,283,664 shares of Common Stock upon the cashless exercise of 7,739,425 Class N Warrants, Series A Warrants and Class L Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Consulting Agreement

In April 2018, the Company verbally entered into a month-to-month consulting agreement with a consultant for which a portion of the fee for the services was to be paid with Common Stock. The number of shares to be paid with Common Stock was calculated by dividing the amount of the fee to be paid with Common Stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 74,714 shares of Common Stock for services performed from January through June 2018. The $20,000 was recorded as a non-cash general and administrative expense upon issuance in June 2018.

On March 27, 2018, the Company issued 533,450 shares of Common Stock for services rendered, pursuant to a consulting agreement, May 2017 through February 2018. On June 28, 2018, the Company issued 15,000 shares of Common Stock for services rendered in March 2018. Non-cash general and administrative expense of $22,500 and $60,000 was recorded in 2018 and 2017, respectively.

Warrant Exercise

For the year ended December 31, 2017, the Company issued 1,163,333 shares of common stock upon the exercise of 1,163,333 Class L Warrants to purchase shares of stock for $0.08 per share under the terms of the Class L Warrant agreement.

For the year ended December 31, 2016, the Company issued 843,333 shares of common stock upon the exercise of 843,333 Class L Warrants to purchase shares of stock for $0.08 per share under the terms of the Class L Warrant agreement.

Cashless Warrant Exercise

For the year ended December 31, 2017, the Company issued 447,118 shares of common stock upon the cashless exercise of 883,499 Class L Warrants to purchase shares of stock for $0.08 per share based on the current market value per share as of the date of conversion as determined under the terms of the Class L Warrant agreement.

For the year ended December 31, 2017, the Company issued 419,507 shares of common stock upon the cashless exercise of 545,246 Series A Warrants to purchase shares of stock for $0.0334 per share based on the current market value per share as of the date of conversion as determined under the terms of the Series A Warrant agreement.

For the year ended December 31, 2016, the Company issued 117,510 shares of common stock upon the cashless exercise of 143,400 Series A Warrants to purchase shares of stock for $0.0334 per share based on the current market value per share as of the date of conversion as determined under the terms of the Series A Warrant agreement.

For the year ended December 31, 2016, the Company issued 869,722 shares of common stock upon the cashless exercise of 1,943,334 Class M Warrants to purchase shares of stock for $0.06 per share based on the current market value per share as of the date of conversion as determined under the terms of the Class M Warrant agreement.

For the year ended December 31, 2016, the Company issued 1,640,589 shares of common stock upon the cashless exercise of 4,641,667 Class J Warrants to purchase shares of stock for $0.06 per share based on a current market value per share as of the date of conversion as determined under the terms of the Class J Warrant agreement.

2016 Private Placement

On August 11, 2016, the Company began a private placement of securities (the “2016 Private Placement”) with select accredited investors in reliance upon the exemption from securities registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), an Rule 506 of Regulation D (“Regulation D”) as promulgated by the United States Securities and Exchange Commission (the “Commission”) under the Securities Act. The 2016 Private Placement offered Units (the “Units”) at a purchase price of $0.06 per Unit, with each Unit consisting of (i) one (1) share of our common stock, $0.001 par value (the “Common Stock”) and, (ii) one (1) detachable warrant (the “Warrants”) to purchase one (1) share of our Common Stock at an exercise price of $0.08 per share.

On August 25, 2016 and September 27, 2016 in conjunction with the 2016 Private Placement, the Company issued an aggregate of 22,766,667 and 5,533,334, respectively, shares of common stock for an aggregate purchase price of $1,366,000 and $332,000, respectively.

The Company, in connection with the 2016 Private Placement, issued to the investors an aggregate of 28,300,001 warrants (the “Class L Warrants”) to purchase shares of common stock at an exercise price of $0.08 per share. Each Class L Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire on March 17, 2019.

Pursuant to the terms of a Registration Rights Agreement that the Company entered with the accredited investors in connection with the 2016 Private Placement, the Company is required to file a registration statement that covers the shares of Common Stock and the shares of common stock issuable upon exercise of the Warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties.

Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 2016 Private Placement of $75,000. A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 2016 Private Placement of $60,000.

At the closing of the 2016 Private Placement, the Company paid West Park Capital, Inc., the placement agent for the equity offering, cash compensation of $169,800 based on the gross proceeds of the private placement and 2,830,000 Class L Warrants.

Consulting Agreement

In November 2017, the Company entered into a three month consulting agreement for which a portion of the fee for the services was to be paid with Company common stock. The number of shares to be paid with Company common stock was calculated by dividing the amount of the fee to be paid with Company common stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 26,667 and 23,529 shares, respectively for the first two months of the agreement. The $4,000 was recorded as a non-cash general and administrative expense for each of the first two months of the agreement.

In August 2016, the Company entered into a consulting agreement for which the fee for the services performed was paid with Company common stock. The Company issued 435,392 shares of common stock to Vigere Capital LP under this agreement. The fair value of the common stock issued to the consultant, based upon the closing market price of the Company’s common stock at the date the common stock was issued, was recorded as a non-cash general and administrative expense for the year ended December 31, 2016.

Convertible Debenture and Restricted Stock

On July 29, 2016, the Company entered into a financing transaction for the sale of a Convertible Debenture (the “Debenture”) in the principal amount of $200,000, with gross proceeds of $175,000 to the Company after payment of a 10% original issue discount. The offering was conducted pursuant to the exemption from registration provided by Section 4(a)(2) of the Act and Rule 506 of Regulation D thereunder. The Company did not utilize any form of general solicitation or general advertising in connection with the offering. The Debenture was offered and sold to one accredited investor (the “Investor”).

The Investor is entitled to, at any time or from time to time, commencing on the date that is one hundred fifty one (151) days from the Issuance Date set forth above convert the Conversion Amount into Conversion Shares, at a conversion price for each share of Common Stock equal to either (i) if the Company is Deposit/Withdrawal at Custodian (“DWAC”) Operational at the time of conversion, Seventy percent (70%) of the lowest closing bid price (as reported by Bloomberg LP) of Common Stock for the twenty (20) Trading Days immediately preceding the date of the date of conversion of the Debentures, or (ii) if either the Company is not DWAC Operational or the Common Stock is traded on the bottom tier OTC Pink (or, “pink sheets”) at the time of conversion, Sixty Five percent (65%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of conversion of the Debentures, subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events.

The Company recorded $124,900 in interest expense for the beneficial conversion feature of the debenture.

The Debenture is secured by the accounts receivable of the Company and, unless earlier redeemed, matures on the third anniversary date of issuance. The Company paid a commitment fee of of $2,500.00) and issued 835,000 shares of Restricted Stock. The fair value of the Restricted Stock on the date of issuance was $0.06 and $50,100 was recorded as interest expense.

In September 2016, the Company repaid the Debenture in full which totaled $210,000 with a Redemption Price of 105% of the sum of the Principal Amount per the agreement. The premium of $10,000 paid upon redemption was recorded as interest expense.

2016 Equity Offering

On March 11, 2016, April 6, 2016, and April 15, 2016 in conjunction with an equity offering of securities (the “2016 Equity Offering”) with select accredited investors, the Company issued an aggregate of 25,495,835, 3,083,334 and 1,437,501, respectively, shares of common stock for an aggregate purchase price of $1,529,750, $185,000, and $86,200, respectively. The mandatory prepayment of principal on the Notes payable, related parties equal to 20% of the proceeds received by the Company required by the Note Amendment on June 15, 2015 was waived by HealthTronics, Inc. for this 2016 Equity Offering.

The Company, in connection with the 2016 Equity Offering, issued to the investors an aggregate of 30,016,670 warrants (the “Class L Warrants”) to purchase shares of common stock at an exercise price of $0.08 per share. Each Class L Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire on March 17, 2019.

Pursuant to the terms of a Registration Rights Agreement that the Company entered into with the investors in connection with the 2016 Equity Offering, the Company is required to file a registration statement that covers the shares of common stock and the shares of common stock issuable upon exercise of the Class L Warrants. The registration statement was declared effective by the SEC on February 16, 2016.

Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 2016 Equity Offering of $100,000. A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 2016 Equity Offering of $75,000.

At the closing of the 2016 Equity Offering, the Company paid Newport Coast Securities, Inc., the placement agent for the equity offering, cash compensation of $180,095 based on the gross proceeds of the private placement and 3,001,667 Class L Warrants.  In addition, the Company paid an escrow fee of $4,000 and an attorney fee of $20,000 from the gross proceeds.

Series A Warrant Conversion

On January 13, 2016, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with certain beneficial owners (the “Investors”) of Series A warrants (the “Warrants”) to purchase shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”), pursuant to which the Investors exchanged (the “Exchange”) all of their respective Warrants for either (i) shares of Common Stock or (ii) shares of Common Stock and shares of the Company’s Series B Convertible Preferred Stock, $0.001 par value (the “Preferred Stock”).

The Exchange was based on the following exchange ratio (the “Exchange Ratio”): 1 Series A Warrant = 0.4685 shares of capital stock. Investors who, as a result of the Exchange, owned in excess of 9.99% (the “Ownership Threshold”) of the outstanding Common Stock, received a mixture of Common Stock and shares of Preferred Stock. They received Common Stock up to the Ownership Threshold, and received shares of Preferred Stock beyond the Ownership Threshold (but the total shares of Common Stock and Preferred Stock issued to such holders was still based on the same Exchange Ratio). The relative rights, preferences, privileges and limitations of the Preferred Stock are as set forth in the Company’s Certificate of Designation of Series B Convertible Preferred Stock, which was filed with the Secretary of State of the State of Nevada on January 12, 2016 (the “Series B Certificate of Designation”).

In the Exchange an aggregate number of 23,701,428 Warrants were exchanged for 7,447,954 shares of Common Stock and 293 shares of Preferred Stock. Pursuant to the Series B Certificate of Designation, each of the Preferred Stock shares is convertible into shares of Common Stock at an initial rate of 1 Preferred Stock share for 12,500 Common Stock shares, which conversion rate is subject to further adjustment as set forth in the Series B Certificate of Designation. Pursuant to the terms of the Series B Certificate of Designation, the holders of the Preferred Stock shares will generally be entitled to that number of votes as is equal to the number of shares of Common Stock into which the Preferred Stock may be converted as of the record date of such vote or consent, subject to the Beneficial Ownership Limitation.

In connection with entering into the Exchange Agreement, the Company also entered into a Registration Rights Agreement, dated January 13, 2016, with the Investors. The Registration Rights Agreement requires that the Company file with the SEC a registration statement to register for resale the shares of the Common Stock issued in connection with the Exchange and the Common Stock issuable upon conversion of the Preferred Stock shares (the “Preferred Stock Conversion Shares”). The registration statement was declared effective by the SEC on February 16, 2016.